Business and Basis of Presentation - Business (Details) (10-Q) - USD ($)						12 Months Ended
	Sep. 30, 2016	Nov. 15, 2015	Nov. 15, 2015	Oct. 31, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Aggregate Purchase Price						$ 3,902,000,000	$ 0	$ 0
OneMain [Member]
Business Acquisition [Line Items]
Aggregate Purchase Price	$ 4,455,000,000	$ 4,500,000,000	$ 45,000,000	$ 4,478,000,000	$ 447,800,000,000